Consolidated Statements of Cash Flows - Reconciliation of Cash, Cash Equivalents, and Restricted Cash - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of cash, cash equivalents, and restricted cash to the consolidated balance sheets
Cash and cash equivalents	$ 5,114,175	$ 893,020	$ 2,346,109
Restricted cash, current	1,390,403	1,807,485	797,668
Restricted cash, non-current			500,000
Total cash, cash equivalents, and restricted cash	$ 6,504,578	$ 2,700,505	$ 3,643,777